Credit Risk - Summary of Other Segments Exposures by Credit Rating (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 9,250	£ 9,680
Commercial Banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,510	23,922
Commercial Banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,630	11,328
Commercial Banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,606	9,525
Commercial Banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,274	3,069
Commercial Banking [member] | (AAA to AA-) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	499	1,377
Commercial Banking [member] | (AAA to AA-) [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		22
Commercial Banking [member] | (AAA to AA-) [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	499	1,355
Commercial Banking [member] | (A + to A) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,600	1,611
Commercial Banking [member] | (A + to A) [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		112
Commercial Banking [member] | (A + to A) [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,600	1,499
Commercial Banking [member] | (A -to - BBB+) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	430	861
Commercial Banking [member] | (A -to - BBB+) [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	259	344
Commercial Banking [member] | (A -to - BBB+) [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		302
Commercial Banking [member] | (A -to - BBB+) [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	171	215
Commercial Banking [member] | (BBB to BBB -) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,578	8,678
Commercial Banking [member] | (BBB to BBB -) [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,183	2,826
Commercial Banking [member] | (BBB to BBB -) [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	395	5,852
Commercial Banking [member] | (BB + to BB - ) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,537	6,973
Commercial Banking [member] | (BB + to BB - ) [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,402	4,219
Commercial Banking [member] | (BB + to BB - ) [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,135	2,754
Commercial Banking [member] | (B + to B) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,588	3,640
Commercial Banking [member] | (B + to B) [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,574	3,142
Commercial Banking [member] | (B + to B) [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,014	498
Commercial Banking [member] | (B - to D) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,062	651
Commercial Banking [member] | (B - to D) [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	998	533
Commercial Banking [member] | (B - to D) [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	60	118
Commercial Banking [member] | (B - to D) [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4
Commercial Banking [member] | Other [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	216	131
Commercial Banking [member] | Other [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	214	130
Commercial Banking [member] | Other [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	1
Global Corporate Banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,249	34,488
Global Corporate Banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,355	5,113
Global Corporate Banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,439	21,500
Global Corporate Banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,455	7,875
Global Corporate Banking [member] | (AAA to AA-) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,212	1,668
Global Corporate Banking [member] | (AAA to AA-) [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	590	1,025
Global Corporate Banking [member] | (AAA to AA-) [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	260	204
Global Corporate Banking [member] | (AAA to AA-) [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,362	439
Global Corporate Banking [member] | (A + to A) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,763	9,016
Global Corporate Banking [member] | (A + to A) [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,321	3,111
Global Corporate Banking [member] | (A + to A) [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,979	2,028
Global Corporate Banking [member] | (A + to A) [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,463	3,877
Global Corporate Banking [member] | (A -to - BBB+) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,329	9,237
Global Corporate Banking [member] | (A -to - BBB+) [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	444	977
Global Corporate Banking [member] | (A -to - BBB+) [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,391	5,347
Global Corporate Banking [member] | (A -to - BBB+) [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,494	2,913
Global Corporate Banking [member] | (BBB to BBB -) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,912	10,090
Global Corporate Banking [member] | (BBB to BBB -) [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,879	9,493
Global Corporate Banking [member] | (BBB to BBB -) [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	33	597
Global Corporate Banking [member] | (BB + to BB - ) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	676	4,345
Global Corporate Banking [member] | (BB + to BB - ) [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	573	4,296
Global Corporate Banking [member] | (BB + to BB - ) [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	103	49
Global Corporate Banking [member] | (B + to B) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	56
Global Corporate Banking [member] | (B + to B) [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	56
Global Corporate Banking [member] | (B - to D) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	355	75
Global Corporate Banking [member] | (B - to D) [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	355	75
Global Corporate Banking [member] | Other [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1
Global Corporate Banking [member] | Other [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1
Corporate Centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	56,087	46,953
Corporate Centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,976	6,611
Corporate Centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	44,495	34,474
Corporate Centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,379	4,006
Corporate Centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	212	487
Corporate Centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,025	1,375
Corporate Centre [member] | (AAA to AA-) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	48,805	39,386
Corporate Centre [member] | (AAA to AA-) [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,841	3,313
Corporate Centre [member] | (AAA to AA-) [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	44,477	34,474
Corporate Centre [member] | (AAA to AA-) [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,487	1,597
Corporate Centre [member] | (AAA to AA-) [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		2
Corporate Centre [member] | (A + to A) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,431	4,638
Corporate Centre [member] | (A + to A) [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,641	2,707
Corporate Centre [member] | (A + to A) [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	18
Corporate Centre [member] | (A + to A) [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,560	1,755
Corporate Centre [member] | (A + to A) [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	212	175
Corporate Centre [member] | (A + to A) [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1
Corporate Centre [member] | (A -to - BBB+) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	752	1,519
Corporate Centre [member] | (A -to - BBB+) [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	451	548
Corporate Centre [member] | (A -to - BBB+) [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	300	654
Corporate Centre [member] | (A -to - BBB+) [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		312
Corporate Centre [member] | (A -to - BBB+) [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	5
Corporate Centre [member] | (BBB to BBB -) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	434	583
Corporate Centre [member] | (BBB to BBB -) [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43	43
Corporate Centre [member] | (BBB to BBB -) [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32
Corporate Centre [member] | (BBB to BBB -) [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	359	540
Corporate Centre [member] | (BB + to BB - ) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	104	215
Corporate Centre [member] | (BB + to BB - ) [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	104	215
Corporate Centre [member] | (B + to B) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	124	69
Corporate Centre [member] | (B + to B) [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	124	69
Corporate Centre [member] | (B - to D) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	37	63
Corporate Centre [member] | (B - to D) [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	37	63
Corporate Centre [member] | Other [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	400	480
Corporate Centre [member] | Other [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 400	£ 480